Concentration of Credit Risk (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021	Dec. 31, 2023 CNY (¥)
Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration of Credit Risk [Line Items]
Cash balances (in Dollars)		$ 28,034,547
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Three Customer [Member]
Concentration of Credit Risk [Line Items]
Number of customers		3
Customer concentration risk, percentage		17.90%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration of Credit Risk [Line Items]
Customer concentration risk, percentage		59.30%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Concentration of Credit Risk [Line Items]
Customer concentration risk, percentage		22.50%
Accounts Receivable [Member] | Credit Concentration Risk [Member]
Concentration of Credit Risk [Line Items]
Cash balances (in Dollars)	$ 31,506,214
Supplier One [Member] | Cost of Goods and Service Benchmark [Member] | Vendor concentration risk [Member]
Concentration of Credit Risk [Line Items]
Customer concentration risk, percentage	15.80%	30.50%	30.10%
PRC [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration of Credit Risk [Line Items]
Depositor insured	$ 72,000			¥ 500,000